Credit Risk - Disclosure of Credit Performance (Details)	Dec. 31, 2025	Dec. 31, 2024
Mortgages
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.65%	0.80%
Retail & Business Banking, Unsecured Lending | Credit Cards
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.55%	0.56%
Retail & Business Banking, Unsecured Lending | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.78%	0.88%
Retail & Business Banking, Unsecured Lending | Overdrafts
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.09%	3.05%
Retail & Business Banking, Unsecured Lending | Business banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.83%	3.89%
Consumer Finance
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.44%	0.53%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	1.04%	1.04%